UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06683

Morgan Stanley Health Sciences Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Ronald E. Robison

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: July 31, 2008

Date of reporting period: October 31, 2007

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Health Sciences Trust
Portfolio of Investments October 31, 2007 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (97.3%)
	Biotechnology (33.9%)
151,700	Affymetrix, Inc. * (a)	$3,862,282
41,500	Alexion Pharmaceuticals, Inc. * (a)	3,174,750
50,900	Amgen Inc. *	2,957,799
271,200	Arena Pharmaceuticals, Inc. * (a)	2,606,232
167,500	BioMarin Pharmaceutical, Inc. * (a)	4,644,775
132,400	Celgene Corp. *	8,738,400
36,200	Cephalon, Inc. * (a)	2,669,388
184,400	Cepheid, Inc. * (a)	4,772,272
52,600	Charles River Laboratories International, Inc. * (a)	3,050,800
275,600	Exelixis, Inc. * (a)	3,031,600
38,010	Genentech, Inc. * (a)	2,817,681
100,700	Gen-Probe Inc. * (a)	7,051,014
108,900	Genzyme Corp. *	8,273,133
227,200	Gilead Sciences, Inc. *	10,494,368
67,400	Illumina, Inc. * (a)	3,784,510
151,500	InterMune, Inc. * (a)	3,017,880
75,700	Invitrogen Corp. * (a)	6,878,859
338,100	Keryx Biopharmaceuticals, Inc. * (a)	3,482,430
99,800	Luminex Corp. * (a)	1,590,812
242,500	Medarex, Inc. * (a)	2,897,875
53,200	Myriad Genetics, Inc. * (a)	2,945,152
82,300	OSI Pharmaceuticals Inc. * (a)	3,421,211
232,800	Seattle Genetics, Inc. * (a)	2,795,928
		98,959,151
	Chemicals: Major Diversified (2.6%)
90,500	Bayer AG (ADR) (Germany)	7,536,433
	Electronic Equipment/Instruments (1.2%)
47,900	Varian, Inc. *	3,539,331
	Hospital/Nursing Management (1.6%)
120,400	Psychiatric Solutions, Inc. * (a)	4,767,840
	Managed Health Care (1.5%)
56,000	WellPoint Inc. *	4,436,880
	Medical Specialties (21.9%)
29,900	Alcon, Inc. (Switzerland)	4,551,079
174,100	Applera Corp. - Applied Biosystems Group	6,466,074
110,200	Applera Corp. - Celera Genomics Group * (a)	1,797,362
35,700	Bard (C.R.), Inc.	2,984,877
83,200	Beckman Coulter, Inc.	5,892,224
17,300	Bio-Rad Laboratories, Inc. (Class A) * (a)	1,670,834
137,400	Covidien Ltd. (Bermuda)	5,715,840
78,000	Hansen Medical, Inc. *	3,031,860
47,400	Hologic, Inc. * (a)	3,219,882
39,700	IDEXX Laboratories, Inc. *	4,834,666
119,800	Medtronic, Inc.	5,683,312
104,200	PerkinElmer, Inc. (a)	2,867,584
83,200	Qiagen N.V. (Netherlands) * (a)	1,958,528
145,400	Respironics, Inc. * (a)	7,278,724
103,560	Thermo Fisher Scientific, Inc. *	6,090,364
		64,043,210

	Miscellaneous (0.5%)
902,800	Monogram Biosciences Inc. * (a)	1,372,256
	Pharmaceuticals: Major (23.1%)
139,300	Abbott Laboratories	7,608,566
291,700	Bristol-Myers Squibb Co.	8,748,083
50,340	Eli Lilly & Co.	2,725,911
93,500	Johnson & Johnson	6,093,395
134,200	Merck & Co., Inc.	7,818,492
130,500	Novartis AG (ADR) (Switzerland)	6,938,685
228,668	Pfizer, Inc.	5,627,519
34,100	Roche Holding AG + * (Switzerland)	5,829,131
323,900	Schering-Plough Corp.	9,885,428
125,100	Wyeth	6,083,613
		67,358,823
	Pharmaceuticals: Other (8.3%)
105,400	Allergan, Inc.	7,122,932
161,600	Endo Pharmaceuticals Holdings, Inc. *	4,734,880
145,300	Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	6,394,653
89,600	United Therapeutics Corp. * (a)	6,132,224
		24,384,689
	Services to the Health Industry (2.7%)
49,400	Covance, Inc. * (a)	4,075,500
87,400	Pharmaceutical Product Development, Inc.	3,691,776
		7,767,276
	Total Common Stocks
	(Cost $216,392,196)	284,165,889

PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investments (29.8%)
	Security Purchased from Securities Lending Collateral (a) (28.0%)
81,744	The Bank of New York Institutional Cash Reserve Fund
	(Cost $81,743,574)	81,743,574

NUMBER OF SHARES (000)
	Investment Company (b) (1.8%)

5,137	Morgan Stanley Institutional Liquidity Money Market
	Portfolio - Institutional Class (Cost $5,137,150)		5,137,150
	Total Short-Term Investments (Cost $86,880,724)		86,880,724
	Total Investments
	(Cost $303,272,920) (c)	127.1%	371,046,613
	Liabilities in Excess of Other Assets	(27.1)	(79,051,848)
	Net Assets	100.0%	$291,994,765
______________
ADR	American Depositary Receipt.
*	Non-income producing security.
+

Securities with total market value equal to $5,829,131 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(a)

As of October 31, 2007 all or a portion of this security with a total value of $79,704,156 was on loan and secured by collateral of $81,743,574 which was received as cash and subsequently invested in The Bank of New York Institutional Cash Reserve Fund as reported in the portfolio of investments.

(b)	The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Intitutional Class, an open-end management investment company managed by the Investment Adviser.

Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $57,634 for the period ended October 31, 2007.

(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Health Sciences Trust
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer December 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer December 20, 2007
/s/ Francis Smith
Francis Smith Principal Financial Officer December 20, 2007

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Exhibit 3 A1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Health Sciences Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: December 20, 2007
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

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Exhibit 3 A2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Health Sciences Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: December 20, 2007
/s/ Francis Smith
Francis Smith Principal Financial Officer

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